Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,803,000
Previously Paid Amount	0.00
Total Fee Amount	1,629.99
Total Offset Amount	0.00
Net Fee	1,629.99
Narrative - Max Aggregate Offering Price	$ 11,803,000
Final Prospectus	true